S000004353 [Member] Expense Example - iShares U.S. Digital Infrastructure and Real Estate ETF - iShares U.S. Digital Infrastructure and Real Estate ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493